Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern [Abstract]
Accumulated deficit	$ (277,348,505)		$ (262,926,318)	$ (252,800,800)
Net loss from continuing operations	(13,444,423)	$ (1,738,483)
Net cash used in operating activities	(1,308,704)	(710,506)	3,918,886
Net loss	$ (14,823,762)	$ (2,039,675)	$ (9,364,552)	$ (4,670,011)